RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 6 – RELATED PARTY TRANSACTIONS

Due to related parties

During the six months ended June 30, 2023 and 2022, the Company borrowed $49,062 and $61,814 from Mr. Heng Fei Yang, respectively. Mr. Heng Fei Yang is the Company’s sole director and the CEO holding the majority of the Company’s outstanding shares. The loans carried no interest or collateral and were due on demand. In addition, during the same periods of time in 2023 and 2022, the Company repaid to Mr. Yang $14,430 and $309,068, respectively. As of June 30, 2023 and December 31, 2022, the Company reported $76,928 and $46,098 due to Mr. Yang.

On August 20, 2022, the Company entered into a 12-month loan agreement in the total amount of $178,241 with one of its related parties, Mr. Jinhua Xu, without any interest or collateral. During the six months ended June 30, 2023, the Company repaid $129,871. As of June 30, 2023 and December 31, 2022, the outstanding balance of the loan was $41,360 and $173,956, respectively.

Advances from customers – related parties

In April 2023, the Company entered into a shared sauna room sale agreement with one of its related parties, Suzhou Aixi Health Technology Co., Ltd., (“Suzhou”) to sell 100 shared sauna rooms for approximately $257,000. The sole shareholder of Suzhou is Ms. Xiaoyan Yuan who is also the CEO of Liaoning Xinjian Linguo Yitang Health Management Ltd. which is controlled by Mr. Heng Fei Yang, the CEO and sole director of Tian’an. As of June 30, 2023, the Company had received approximately $149,000 as a prepayment. The Company anticipates starting delivery of the sauna rooms in the third quarter of 2023.

In June 2023, the Company entered into a shared sauna room sale agreement with one of its related parties, Shanghai Shengji Trading Co., Ltd., (“Shanghai Shengji”) to sell 100 shared sauna rooms for approximately $257,000. Ms. Yang Li, the manager of Shanghai Qige, is the majority owner of Shanghai Shengji. As of June 30, 2023, the Company had received approximately $207,000 as a prepayment. The Company anticipates starting delivery of the sauna rooms in the third quarter of 2023.

Sales with related parties

During the six months ended June 30, 2023 and 2022, the Company sold healthcare products in the aggregate amount of $47,688 and $0 to its related parties as follows: (i) $41,262 to Suzhou Aixi Health Technology Co., Ltd, and (ii) $6,425 to Suzhou Xinjianlin Health Management Co., Ltd. As of June 30, 2023 and December 31, 2022, the balance of advances from related party customers was $355,892 and $1,703, respectively.